Income Taxes - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	18.30%	22.40%
Temporary differences not recognised as deferred income tax assets	₩ 10,325	₩ 18,654	₩ 23,129
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 13,052	₩ 13,052	₩ 11,292
Korea
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	22.00%
Taiwan
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	17.00%